Current and deferred income tax liability - Deferred tax assets (Details) - Temporary differences - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital losses	$ 49,641	$ 62,250
Property, plant and equipment	96	83
Mineral properties	37,290	2,280
Other	(37)	(37)
TOTAL	$ 86,990	$ 64,576